Fair Value Measurements - Financial Assets Measured on Recurring Basis (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value	[1]	$ 50,500,000	$ 24,200,000
Catastrophe Bonds, Fair Value Disclosure		0.0	1,000,000.0
Derivative assets		5,000,000.0	17,000,000.0
Fair Market Value		5,109,300,000	4,978,300,000
Fair Market Value		1,162,000,000	1,488,700,000
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		88,300,000	111,700,000
Privately-held Investments, at fair value		121,800,000
Total		6,551,900,000	6,701,700,000
Recurring | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		5,000,000.0	17,000,000.0
Recurring | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		(12,100,000)	(45,900,000)
Recurring | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value			(3,600,000)
Recurring | Fixed income securities | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		9,500,000
Recurring | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		5,013,400,000	4,692,200,000
Recurring | Short-term investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		45,400,000	261,900,000
Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,040,200,000	1,199,900,000
Catastrophe Bonds, Fair Value Disclosure			1,000,000.0
Recurring | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		279,600,000	267,200,000
Recurring | Privately-held investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value		50,500,000
Recurring | Equity investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		8,100,000	0
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value		0
Total		1,857,900,000	2,207,800,000
Recurring | Level 1 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		0	0
Recurring | Level 1 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		0	0
Recurring | Level 1 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value			0
Recurring | Level 1 | Fixed income securities | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0
Recurring | Level 1 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,518,300,000	1,675,700,000
Recurring | Level 1 | Short-term investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		42,500,000	260,200,000
Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		289,000,000.0	270,900,000
Catastrophe Bonds, Fair Value Disclosure			0
Recurring | Level 1 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Recurring | Level 1 | Privately-held investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value		0
Recurring | Level 1 | Equity investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		8,100,000
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value		0
Total		4,242,100,000	3,919,300,000
Recurring | Level 2 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		5,000,000.0	17,000,000.0
Recurring | Level 2 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		(12,100,000)	(45,900,000)
Recurring | Level 2 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value			0
Recurring | Level 2 | Fixed income securities | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		9,500,000
Recurring | Level 2 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		3,495,100,000	3,016,500,000
Recurring | Level 2 | Short-term investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		2,900,000	1,700,000
Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		751,200,000	929,000,000.0
Catastrophe Bonds, Fair Value Disclosure			1,000,000.0
Recurring | Level 2 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Recurring | Level 2 | Privately-held investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value		0
Recurring | Level 2 | Equity investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value		121,800,000
Total		172,300,000	307,400,000
Change in unrealized investment gains (losses)		1,400,000
Fair Market Value		172,300,000
Recurring | Level 3 | Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at beginning of year		0	(3,600,000)	$ (16,500,000)
Liability purchases		0	0
Liability transfers		0	0
Liability, Transfers out of Level 3		0	0
Liability sales		700,000	0
Liability, increase (decrease) in fv included in net income		2,900,000	12,900,000
Change in unrealized gains or losses		0	12,900,000
Recurring | Level 3 | Loss Portfolio Transfer | Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at beginning of year		0	(3,600,000)	(16,500,000)
Liability purchases		0	0
Liability transfers		0	0
Liability, Transfers out of Level 3		0	0
Liability sales		700,000	0
Liability, increase (decrease) in fv included in net income		2,900,000	12,900,000
Change in unrealized gains or losses		0	12,900,000
Recurring | Level 3 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		0	0
Recurring | Level 3 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		0	0
Recurring | Level 3 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value			(3,600,000)
Recurring | Level 3 | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		126,400,000
Transferred in or out of Level 3		12,600,000
Transfers Into Level 3		0
Settlements and sales		(256,000,000.0)
Increase (decrease) in fair value included in net income		3,500,000
Fair Market Value			311,000,000.0
Recurring | Level 3 | Fixed income securities | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0
Recurring | Level 3 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Recurring | Level 3 | Short-term investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Catastrophe Bonds, Fair Value Disclosure			0
Recurring | Level 3 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0
Recurring | Level 3 | Commercial mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)		(300,000)	0
Fair Market Value		25,400,000	79,700,000
Recurring | Level 3 | Commercial mortgage loans | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		100,000	500,000
Transfers Into Level 3		0	0
Transfers out of Level 3		0	0
Settlements and sales		(56,300,000)	(184,400,000)
Increase (decrease) in fair value included in net income		1,900,000	(11,300,000)
Fair Market Value			79,700,000	274,900,000
Recurring | Level 3 | Middle market loans and other private debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)		(2,700,000)	0
Fair Market Value		28,900,000	61,000,000.0
Recurring | Level 3 | Middle market loans and other private debt | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		21,700,000	400,000
Transfers Into Level 3		0	0
Transfers out of Level 3		0	0
Settlements and sales		(49,400,000)	(35,500,000)
Increase (decrease) in fair value included in net income		(4,400,000)	400,000
Fair Market Value			61,000,000.0	84,800,000
Recurring | Level 3 | Global corporate securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)		0	0
Fair Market Value		0	18,500,000
Recurring | Level 3 | Global corporate securities | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		0	4,400,000
Transfers Into Level 3		0	0
Transfers out of Level 3		0	0
Settlements and sales		(18,600,000)	(300,000)
Increase (decrease) in fair value included in net income		100,000	0
Fair Market Value			18,500,000	14,400,000
Recurring | Level 3 | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)			0
Fair Market Value			0
Recurring | Level 3 | Equity Securities | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances			0
Transfers Into Level 3			0
Transfers out of Level 3			0
Settlements and sales			(7,100,000)
Increase (decrease) in fair value included in net income			0
Fair Market Value				18,000,000.0
Recurring | Level 3 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)			1,300,000
Fair Market Value			311,000,000.0
Recurring | Level 3 | Short-term investments | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances			71,400,000
Transfers Into Level 3			0
Transfers out of Level 3			0
Settlements and sales			(239,700,000)
Increase (decrease) in fair value included in net income			(10,600,000)
Fair Market Value				489,900,000
Recurring | Level 3 | Asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)		3,400,000	1,100,000
Fair Market Value		67,500,000	127,600,000
Recurring | Level 3 | Asset-backed | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		56,100,000	56,100,000
Transfers Into Level 3		0	0
Transfers out of Level 3		(2,000,000.0)	0
Settlements and sales		(116,900,000)	(12,400,000)
Increase (decrease) in fair value included in net income		2,700,000	1,000,000.0
Fair Market Value			127,600,000	82,900,000
Recurring | Level 3 | Privately-held investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value		50,500,000
Recurring | Level 3 | Equity investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0
Recurring | NAV practical expedient
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value		0	0
Total		279,600,000	267,200,000
Recurring | NAV practical expedient | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		0	0
Recurring | NAV practical expedient | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		0	0
Recurring | NAV practical expedient | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value			0
Recurring | NAV practical expedient | Fixed income securities | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Recurring | NAV practical expedient | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Recurring | NAV practical expedient | Short-term investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Recurring | NAV practical expedient | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Catastrophe Bonds, Fair Value Disclosure			0
Recurring | NAV practical expedient | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0
Recurring | NAV practical expedient | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		279,600,000	267,200,000
Recurring | NAV practical expedient | Privately-held investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value		0	0
Recurring | NAV practical expedient | Equity investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0
U.S. government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		1,222,000,000	1,480,600,000
Fair Market Value		263,900,000	261,300,000
U.S. government | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,222,000,000	1,480,600,000
U.S. government | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		263,900,000	261,300,000
U.S. government | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,222,000,000	1,480,600,000
U.S. government | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		263,900,000	261,300,000
U.S. government | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
U.S. government | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
U.S. government | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
U.S. government | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
U.S. government | Recurring | NAV practical expedient | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
U.S. government | Recurring | NAV practical expedient | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
U.S. agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		2,000,000.0	7,200,000
U.S. agency | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		2,000,000.0	7,200,000
U.S. agency | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
U.S. agency | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		2,000,000.0	7,200,000
U.S. agency | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
U.S. agency | Recurring | NAV practical expedient | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		92,300,000	82,300,000
Fair Market Value		4,700,000	1,600,000
Municipal | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		92,300,000	82,300,000
Municipal | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		4,700,000	1,600,000
Municipal | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Municipal | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Municipal | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		92,300,000	82,300,000
Municipal | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		4,700,000	1,600,000
Municipal | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Municipal | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Municipal | Recurring | NAV practical expedient | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Municipal | Recurring | NAV practical expedient | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		1,997,600,000	1,986,400,000
Fair Market Value		141,200,000	151,100,000
Corporate | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,997,600,000	1,986,400,000
Corporate | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		141,200,000	151,100,000
Corporate | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Corporate | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Corporate | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,997,600,000	1,986,400,000
Corporate | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		141,200,000	151,100,000
Corporate | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Corporate | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Corporate | Recurring | NAV practical expedient | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Corporate | Recurring | NAV practical expedient | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Non-U.S. government-backed corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		66,300,000	131,300,000
Fair Market Value			2,800,000
Non-U.S. government-backed corporate | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		66,300,000	131,300,000
Non-U.S. government-backed corporate | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			2,800,000
Non-U.S. government-backed corporate | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Non-U.S. government-backed corporate | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0
Non-U.S. government-backed corporate | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		66,300,000	131,300,000
Non-U.S. government-backed corporate | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			2,800,000
Non-U.S. government-backed corporate | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Non-U.S. government-backed corporate | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0
Non-U.S. government-backed corporate | Recurring | NAV practical expedient | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Non-U.S. government-backed corporate | Recurring | NAV practical expedient | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0
Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		401,600,000	246,800,000
Fair Market Value		37,600,000	24,400,000
Non-U.S. government | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		401,600,000	246,800,000
Non-U.S. government | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		37,600,000	24,400,000
Non-U.S. government | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		296,300,000	195,100,000
Non-U.S. government | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		25,100,000	9,600,000
Non-U.S. government | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		105,300,000	51,700,000
Non-U.S. government | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		12,500,000	14,800,000
Non-U.S. government | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Non-U.S. government | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Non-U.S. government | Recurring | NAV practical expedient | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Non-U.S. government | Recurring | NAV practical expedient | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		501,000,000.0	234,500,000
Fair Market Value		460,700,000	625,200,000
Asset-backed | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		501,000,000.0	234,500,000
Asset-backed | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		460,700,000	625,200,000
Asset-backed | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Asset-backed | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Asset-backed | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		501,000,000.0	234,500,000
Asset-backed | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		460,700,000	625,200,000
Asset-backed | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Asset-backed | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Asset-backed | Recurring | NAV practical expedient | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Asset-backed | Recurring | NAV practical expedient | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		9,500,000	4,400,000
Non-agency commercial mortgage-backed securities | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			4,400,000
Non-agency commercial mortgage-backed securities | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0
Non-agency commercial mortgage-backed securities | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			4,400,000
Non-agency commercial mortgage-backed securities | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0
Agency residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		721,100,000	518,700,000
Agency residential mortgage-backed securities | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		721,100,000
Agency residential mortgage-backed securities | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0
Agency residential mortgage-backed securities | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		721,100,000
Agency residential mortgage-backed securities | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0
Agency residential mortgage-backed securities | Recurring | NAV practical expedient | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Agency mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		32,100,000	31,100,000
Agency mortgage-backed | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			518,700,000
Agency mortgage-backed | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		32,100,000	31,100,000
Agency mortgage-backed | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0
Agency mortgage-backed | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Agency mortgage-backed | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			518,700,000
Agency mortgage-backed | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		32,100,000	31,100,000
Agency mortgage-backed | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0
Agency mortgage-backed | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Agency mortgage-backed | Recurring | NAV practical expedient | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
High yield loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		100,000,000.0	102,400,000
High yield loans | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		100,000,000.0	102,400,000
High yield loans | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
High yield loans | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		100,000,000.0	102,400,000
High yield loans | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
High yield loans | Recurring | NAV practical expedient | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Fixed income securities, trading | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value			24,200,000
Privately-held Investments, at fair value			286,800,000
Fixed income securities, trading | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value			0
Privately-held Investments, at fair value			0
Fixed income securities, trading | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value			0
Privately-held Investments, at fair value			0
Fixed income securities, trading | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value			24,200,000
Privately-held Investments, at fair value			286,800,000
Short-term investments trading at fair value | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			1,000,000.0
Short-term investments trading at fair value | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			1,000,000.0
Short-term investments trading at fair value | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0
Short-term investments trading at fair value | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0
Asset backed securities, privately-held afs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		16,300,000	24,200,000
Asset backed securities, privately-held afs | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		16,300,000	24,200,000
Change in unrealized investment gains (losses)		600,000	200,000
Asset backed securities, privately-held afs | Recurring | Level 3 | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value			24,200,000	$ 14,900,000
Purchases and issuances		14,700,000	10,000,000.0
Transfers Into Level 3		0	0
Transfers out of Level 3		(10,600,000)	0
Settlements and sales		(14,800,000)	0
Increase (decrease) in fair value included in net income		$ 2,800,000	$ (700,000)

[1]	Privately-held investments, trading at fair value include related party investments totaling $4.8 million (2024 — $73.6 million).